Document and Entity Information	6 Months Ended
Mar. 31, 2026
Document and Entity Information
Document Type	6-K
Document Period End Date	Mar. 31, 2026
Entity Registrant Name	NETCLASS TECHNOLOGY INC
Entity Central Index Key	0001927578
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false